Accruals and Other Current Liabilities (Details) - Schedule of Accruals and Other Current Liabilities - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Schedule of Accruals and Other Current Liabilities [Abstract]
Accrued payroll and welfare expenses	$ 9	$ 8
Accrued professional fee	95	156
Accrued referral fee	140
Other accruals and payables	59	68
Total	$ 303	$ 232